Non-controlling interests - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Current assets	$ 1,486,932	$ 1,910,819
Non-current assets	5,795,724	4,686,307
Current liabilities	(721,737)	(729,616)
Non-current liabilities	(3,834,260)	(3,486,244)
Carrying amount of Methanex non-controlling interests	283,451	287,707
Total
Disclosure of subsidiaries [line items]
Current assets	357,894	326,345
Non-current assets	1,056,978	1,191,927
Current liabilities	(180,280)	(192,435)
Non-current liabilities	(654,167)	(741,276)
Net assets	580,425	584,561
Carrying amount of Methanex non-controlling interests	283,451	287,707
Methanex Egypt
Disclosure of subsidiaries [line items]
Current assets	134,722	133,097
Non-current assets	439,274	479,004
Current liabilities	(28,473)	(38,424)
Non-current liabilities	(89,500)	(95,219)
Net assets	456,023	478,458
Carrying amount of Methanex non-controlling interests	220,687	236,600
Waterfront Shipping Limited
Disclosure of subsidiaries [line items]
Current assets	223,172	193,248
Non-current assets	617,704	712,923
Current liabilities	(151,807)	(154,011)
Non-current liabilities	(564,667)	(646,057)
Net assets	124,402	106,103
Carrying amount of Methanex non-controlling interests	$ 62,764	$ 51,107